Loans and Financings	12 Months Ended
Dec. 31, 2020
Loans and financings
Loans and financings

26    Loans and financings

Accounting policy

Loans and financings are recognized initially at fair value, net of transaction costs incurred, and are subsequently measured at amortized cost  and designated as fair value option, if necessary.  Any difference between the proceeds (net of transaction costs) and the total amount payable is recognized in the income statement as interest expense over the period of the loans using the effective interest rate method, except for the loans measured at fair value.

Loans and financings are classified as current liabilities unless the Company has the unconditional right to defer repayment of the liability for at least 12 months after the reporting period.

Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the drawdown occurs. To the extent that there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

(a)   Composition

				2020	2019
Type	Average interest rate	Current	Non-current	Total	Total
Eurobonds – USD	Fixed + 5.73%	22,846	1,316,126	1,338,972	1,043,748
Export credit notes	LIBOR + 1.54%	50,934	183,287	234,221	97,378
	111.55 % CDI
Term loans	LIBOR + 1.27%	47,415	166,320	213,735	197,926
	Fixed + 8.49%
BNDES	TJLP + 2.82%
	SELIC + 3.10%	9,629	170,199	179,828	95,295
	TLP - IPCA + 5.43%
Debentures	107.5 % CDI	5,224	5,164	10,388	20,265
Other		9,954	37,216	47,170	53,945
		146,002	1,878,312	2,024,314	1,508,557

Current portion of long-term loans and financings (principal)		61,279
Interest on loans and financings		36,652

(b)   Loans and financing transactions during the year ended December 31, 2020

On February 24, 2020, the Company completed a tender offer to purchase for cash any and all of its outstanding 2023 Notes. Holders of the 2023 Notes tendered an aggregate principal amount of USD 214,530, or 62.55% of the outstanding principal amount as of the date of the offer. USD 128,470 of the 2023 Notes at a cost of 4.625% p.a. remain outstanding. In the transaction the Company also paid an amount of USD 14,481 related to the premium over the notes, which was recognized in the net financial results. Refer to note 10 for additional information on the effect on income statement.

On March 12, 2020, in order to enhance its short-term liquidity, NEXA Peru entered into a term loan with a global financial institution, in the principal amount of BRL 477,000 thousand (approximately USD 100,000) at a cost of 8.5% p.a., with a five-year maturity and an option to prepay before maturity. Simultaneously, the Company contracted a swap to exchange the interest rate to 2.45% p.a. as well as the currency of debt service repayments from BRL to USD. The Company accounted for the term loan under the fair value option to eliminate the accounting mismatch that would arise if amortized cost were used. The term loan is guaranteed by NEXA.

At the end of March 2020, in order to enhance its short-term liquidity in Brazil, the Company entered into four export credit note agreements in the total principal amount of BRL 1,247,000 thousand (approximately USD 250,000) at costs between 134.2% of CDI and CDI + 1.80% up to 4.20%, with maturity dates between 1 and 5 years. All these credit notes were obtained from global financial institutions and can be repaid before maturity.

On April 9, 2020, NEXA BR entered into an additional export credit note agreement in the total principal amount of BRL 230,000 thousand, representing USD 45,297 approximately, registered in the date of the received cash, at a cost of CDI + 3.90%, with a one-year maturity. The export credit note is guaranteed by NEXA.

On April 14, 2020, in order to enhance its short-term liquidity, the Company fully drew down its revolving credit facility in the amount of USD 300,000.

On June 15, 2020, the Company concluded a Bond Offering in the amount of USD 500,000, with a maturity date in January 2028 at an interest rate of 6.50% per year. The interest on the notes will be paid semi-annually commencing on January 18, 2021. The bonds are guaranteed by NEXA BR, NEXA Peru and NEXA CJM. The funds of this new offering were used to prepay three outstanding debts, as follows:

a.	Export Facility Agreement in the aggregate principal amount of USD 100,000 and USD 246 of accrued interest, on June 19, 2020;
b.	Revolving Credit Facility in the aggregate principal amount of USD 300,000 and USD 1,348 of accrued interest, on June 23, 2020; and
c.	Export Credit Note in Brazil in the aggregate principal amount of USD 91,308, USD 4,521 of accrued interest and USD 596 of penalty charge, on June 29, 2020.

On July 22, NEXA, through its subsidiary Dardanelos, entered into a new loan agreement with the Brazilian Economic and Social Bank (“BNDES”) of up to BRL 750,000 thousand (approximately USD 140,000) at a cost of TLP (“Taxa a longo prazo” or “Long term rate”) + 3.39%, with a maturity date in 2040. This agreement is guaranteed by NEXA BR and NEXA. The proceeds will be used to finance the ongoing construction of the Aripuanã project. After complying with all the established precedent conditions, the Company obtained the disbursement of the following tranches during the fourth quarter of 2020:

a.	On October 26, 2020, BRL 225,000 thousand (approximately USD 39,945); and,
b.	On December 28, 2020, BRL 250,000 thousand (approximately USD 47,719).

On October 30, 2020, the Company prepaid the outstanding principal and accrued interest of an Export Credit Note in Brazil in the amount of BRL 230,000 thousand and BRL 887 thousand of accrued interest (approximately USD 45,469).

(c)   Changes in the year

	2020	2019
Balance at the beginning of the year	1,508,557	1,424,867
New loans and financings	1,296,496	106,229
Debt issue costs	(9,921)	(255)
Payments of loans and financings	(757,513)	(19,437)
Foreign exchange effects	(45,295)	(7,754)
Changes in the Company´s credit risk of the financial liability (i)	787	—
Fair value of loans and financings (i)	8,058	6,640
Reclassification	—	(3,490)
Interest accrual	107,532	73,561
Premium paid on bonds repurchase	(14,481)	—
Interest paid on loans and financings	(69,906)	(71,804)
Balance at the end of the year	2,024,314	1,508,557

(i)Related to the changes in the fair value of two debt contracts for which the Company elected to apply the fair value option for measurement. The fair value option aims to eliminate the accounting mismatch that would arise if amortized cost were used since such debt contracts have derivative financial instruments contracted to economically modify certain terms of such debt contracts. In the year, the fair value of the relevant derivative financial instruments resulted in a gain in the total amount of USD 16,565. Therefore, in 2020, the net result between the debt contracts and the relevant derivative financial instruments was a gain of USD 8,507 (excluding the effect of changes in the Company´s credit risk of the financial liability in the amount of a loss of USD 787, which is included in other comprehensive (loss) income). Below is a summary of these two debt contracts terms:

a.

Export Credit Note agreement in the principal amount of USD 90,000, at a cost of three-month Libor + 1.54%  p.a., with a five-year maturity. Simultaneously, the Company contracted a swap to exchange the interest index to CDI + 1.30%  p.a., as well as the currency of debt service repayments from USD to BRL. However, as mentioned in note 17, this swap was unwound in July, but this debt will still be measured at fair value as initially defined.

b.

Term loan in the principal amount of BRL 477,000 thousand (approximately USD 100,000) at a cost of 8.5% p.a., with a five-year maturity. Simultaneously, the Company contracted a swap to exchange the interest rate to 2.45% p.a. as well as the currency of debt service repayments from BRL to USD.

(d)   Maturity profile

	2020
						As from
	2021	2022	2023	2024	2025	2026	Total
Eurobonds - USD	22,846	—	124,244	—	—	1,191,882	1,338,972
Export credit notes	50,934	47,060	—	87,650	48,577	—	234,221
Term loans	47,415	43,914	23,727	3,542	95,137	—	213,735
BNDES	9,629	14,834	19,187	19,742	18,795	97,641	179,828
Debentures	5,224	5,164	—	—	—	—	10,388
Other	9,955	9,635	8,246	7,737	7,736	3,861	47,170
	146,003	120,607	175,404	118,671	170,245	1,293,384	2,024,314

(e)   Analysis by currency

			2020	2019
	Current	Non-current	Total	Total
USD	71,185	1,498,757	1,569,942	1,389,462
BRL	74,034	377,600	451,634	119,095
Other	783	1,955	2,738	—
	146,002	1,878,312	2,024,314	1,508,557

(f)   Analysis by index

			2020	2019
	Current	Non-current	Total	Total
Fixed rate	31,300	1,424,790	1,456,090	1,044,564
LIBOR	48,120	182,454	230,574	345,601
TLP	6,201	126,079	132,280	53,712
BNDES SELIC	2,170	28,513	30,683	25,970
CDI	55,899	100,784	156,683	20,265
TJLP	2,270	15,692	17,962	18,333
Other	42	—	42	112
	146,002	1,878,312	2,024,314	1,508,557

(g)   Guarantees and covenants

The Company has loans and financings that are subject to certain financial covenants at the consolidated level, such as: (i) leverage ratio; (ii) capitalization ratio; and (iii) debt service coverage ratio. When applicable, these compliance obligations are standardized for all debt agreements. No changes to the contractual guarantees occurred in year ended December 31, 2020. Before the end of June 30, 2020, waiver agreements were concluded as explained below.

The financial covenants are measured annually and semiannually, as required by the debt contracts, and given the impact of the COVID-19 on the Company’s financial situation as of June 30, 2020, the Company obtained waivers in respect of its Leverage Ratio as of June 30, 2020 and as of December 31, 2020 and repaid certain of its debts with Leverage Ratio covenants. NEXA will not be required to measure its Leverage Ratio Covenant until June 30, 2021. These waivers were negotiated in anticipation of a possible breach of the Leverage Ratio at the end of June and December 2020, and the Company paid waiver fees in the amount of USD 2,234. As of December 31, 2020, the Company was in compliance of all its financial covenants.